CONTRACT ASSETS	12 Months Ended
Dec. 31, 2018
CONTRACT ASSETS
CONTRACT ASSETS	7. CONTRACT ASSETS As of December 31, 2018, the Group’s contract assets are amounted Rp1,560 billion which is net of provision for expected credit losses of Rp38 billion.